2. Summary of Significant Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Critical Accounting Policies and Use of Estimates

In the opinion of Management, all adjustments necessary for a fair statement of results for the fiscal years presented have been included. These financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) generally accepted in the United States of America.

GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets. On an on-going basis, the Company evaluates its estimates and judgments, including those related to revenue recognition, inventories, adequacy of allowances for doubtful accounts, valuation of long-lived assets, income taxes, equity-based compensation, litigation and warranties. The Company bases its estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events.

The policies discussed below are considered by management to be critical to an understanding of the Company’s financial statements. These estimates form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. By their nature, estimates are subject to an inherent degree of uncertainty. Actual results may differ from those estimates.

Recently Adopted Accounting Guidance

Revenue Recognition - In May 2014, the FASB issued an ASU which amends the guidance for revenue recognition. This amendment contains principles that will require an entity to recognize revenue to depict the transfer of goods and services to customers at an amount that an entity expects to be entitled to in exchange for goods or services. The amendment sets forth a new revenue recognition model that requires identifying the contract, identifying the performance obligations and recognizing the revenue upon satisfaction of performance obligations. In August 2015, the FASB issued an additional ASU that deferred the effective date of the new revenue standard for public entities to periods beginning after December 15, 2017, with early adoption permitted but not earlier than the original effective date of periods beginning after December 15, 2016. There have also been various additional ASUs issued by the FASB in 2016 that further amend this new revenue standard. The updated standard permits the use of either the retrospective or cumulative effect transition method. The Company adopted these standards on April 1, 2018 using the modified retrospective transition method. The Company has generated no revenue to date.

Cash Flow Classification - In August 2016, the FASB issued an ASU which provides amended guidance on the classification of certain cash receipts and cash payments in the statement of cash flows, including related to debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance and distributions received from equity method investees. This update is effective for fiscal years beginning after December 15, 2017, including interim periods within those years, and early adoption is permitted. This amended guidance must be applied retrospectively to all periods presented but may be applied prospectively if retrospective application would be impracticable. The Company adopted this update effective April 1, 2018 using the retrospective method. The new standard did not have a material impact on the Condensed Financial Statements.

Goodwill Impairment - In January 2017, the FASB issued an ASU which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, under the standards update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company adopted this update effective April 1, 2018. The new standard did not have an impact on the Condensed Financial Statements.

Definition of a Business - In January 2017, the FASB issued an ASU to clarify the definition of a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments provide a more robust framework to use in determining when a set of assets and activities is a business. The amendments are effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The Company adopted this update effective April 1, 2018. The new standard did not have an impact on the Condensed Financial Statements.

Stock-Based Compensation - In May 2017, the FASB issued an ASU to clarify when modification accounting should be applied for changes to the terms or conditions of share-based payment awards. The amendments clarify that modification accounting guidance should only be applied if there is a change to the value, vesting conditions, or award classification and would not be required if the changes are considered non-substantive. The amendments are effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The Company adopted this update effective April 1, 2018. The new standard did not have an impact on the Condensed Financial Statements.

Recent Accounting Guidance Not Yet Adopted

Leases - In February 2016, the FASB issued an ASU which amends the guidance for leases. This standard contains principles that will require an entity to recognize most leases on the balance sheet by recording a right-of-use asset and a lease liability, unless the lease is a short-term lease that has an accounting lease term of twelve months or less. The standard also contains other changes to the current lease guidance that may result in changes to how entities determine which contractual arrangements qualify as a lease, the accounting for executory costs, such as property taxes and insurance, as well as which lease origination costs will be capitalizable. This standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption of this standard is permitted. The standard allows the use of the modified retrospective transition method, whereby the new guidance will be applied at the beginning of the earliest period presented in the financial statements of the period of adoption. The modified retrospective transition approach includes certain practical expedients that entities may elect to apply in transition. In July 2018, the FASB amended ASC 842 to provide another transition method, allowing a cumulative effect adjustment to the opening balance of retained earnings during the period of adoption. The Company has implemented a new software solution to improve the process of tracking and accounting for leases under the current and new standards. The Company will adopt this standard effective April 1, 2019 using the modified retrospective transition method which does not require adjustments to comparative periods or require modified disclosures for those periods. The Company expects to elect the transition relief practical expedients. The Company is continuing to evaluate the impact on its Condensed Financial Statements. The Company currently does not expect the adoption of ASC 842 to have a material impact on the Statement of Operations or Statement of Cash Flows. The recording of right-of-use assets and lease liabilities is expected to have a material impact on the Company’s Condensed Balance Sheet.

Fair Value Measurement – In August 2018, the FASB issued an ASU that is intended to improve the effectiveness of disclosures in notes to financial statements. The standard removes, modifies and adds certain disclosure requirements related to fair value measurements. This standard is effective for fiscal years beginning after December 15, 2019. The standard requires the use of the retrospective transition method for specific amendments within the ASU and the prospective treatment of other amendments. Early adoption is permitted. The Company will early adopt this ASU, effective for the Company’s Annual Report on Form 10-K for the year ending March 31, 2019. The Company is currently evaluating the impact of this standard on the Condensed Financial Statements.

With the exception of the pronouncements described above, there have been no new accounting pronouncements issued or adopted since the filing of the Fiscal 2018 Form 10-K that have significance, or potential significance, to the Condensed Financial Statements.

Cash and Cash Equivalents

There are only cash accounts included in our cash equivalents in these statements. For purposes of the statement of cash flows, the Company considers all short-term securities with a maturity of three months or less to be cash equivalents. There are no short-term cash equivalents reported in these financial statements.

Property and Equipment

Property and equipment are to be stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, which range from three to ten years and are typically consistent with tax-basis useful lives. Maintenance and repairs are charged to operations as incurred.

Inventory	The Company records inventory at the lower of cost or fair market value.
Income Taxes

The company has net operating loss carryforwards as of December 31, 2018 totaling $3,442,996. A deferred tax benefit of approximately $723,029 has been offset by a valuation allowance of the same amount as its realization is not assured.

Due to the current uncertainty of realizing the benefits of the tax NOL carry-forward, a valuation allowance equal to the tax benefits for the deferred taxes has not been established. The full realization of the tax benefit associated with the carry-forward depends predominately upon the Company’s ability to generate taxable income during future periods, which is not assured.

Long-Lived Assets

Long-lived assets to be held and used are tested for recoverability whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the fair value of the asset. Certain long-lived assets to be disposed of by sale are reported at the lower of carrying amount or fair value less cost to sell.

Fair Value of Financial Instrments

ASC 825 requires the Corporation to disclose estimated fair value for its financial instruments. Fair value estimates, methods, and assumptions are set forth as follows for the Corporation’s financial instruments. The carrying amounts of cash, receivables, other current assets, payables, accrued expenses and notes payable are reported at cost but approximate fair value because of the short maturity of those instruments.

Stock-Based Compensation

The Company accounts for employee and non-employee stock awards under ASC 718, whereby equity instruments issued to employees for services are recorded based on the fair value of the instrument issued and those issued to non-employees are recorded based on the fair value of the consideration received or the fair value of the equity instrument, whichever is more reliably measurable.

Effects of Recently Issued Accounting Pronouncements	The Company has reviewed all recently issued accounting pronouncements noting that they do not affect the financial statements.
Per Share Computations

Basic net earnings per share are computed using the weighted-average number of common shares outstanding. Diluted earnings per share is computed by dividing net income by the weighted-average number of common shares and the dilutive potential common shares outstanding during the period. All shares were considered anti-dilutive at December 31, 2018 and 2017.

Reclassification	Certain reclassifications have been made to conform to prior periods’ data to the current presentation. These reclassifications had no effect on reported income.
Fiscal Year End	The Company elected March 31st as its fiscal year ending date.
Subsequent Events

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the financial statements were issued. Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an SEC filer considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

Derivative Financial Instruments

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses a weighted average Black-Scholes-Merton option pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date. As of June 30, 2018, the Company’s only derivative financial instrument was an embedded conversion feature associated with convertible promissory note due to certain provisions that allow for a change in the conversion price based on a percentage of the Company’s stock price at the date of conversion.